Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 874	$ 2,368
Trade and other receivables	1,457	1,392
Other financial assets	98	188
Prepaid expenses and other current assets	548	686
Current assets	2,977	4,634
Computer hardware and other property, net	921	961
Computer software, net	1,458	1,394
Other identifiable intangible assets, net	5,315	5,655
Goodwill	15,042	14,485
Other financial assets	83	135
Other non-current assets	605	537
Deferred tax	79	51
Total assets	26,480	27,852
Liabilities
Current indebtedness	1,644	1,111
Payables, accruals and provisions	2,086	2,448
Deferred revenue	937	901
Other financial liabilities	129	102
Current liabilities	4,796	4,562
Long-term indebtedness	5,382	6,278
Provisions and other non-current liabilities	1,740	2,258
Other financial liabilities	279	340
Deferred tax	708	1,158
Total liabilities	12,905	14,596
Equity
Capital	9,549	9,589
Retained earnings	7,201	7,477
Accumulated other comprehensive loss	(3,673)	(4,293)
Total shareholders' equity	13,077	12,773
Non-controlling interests	498	483
Total equity	13,575	13,256
Total liabilities and equity	26,480	27,852
Contingencies (note 28)	$ 0	$ 0